Analysis of Group statement of financial position by segment	6 Months Ended
Jun. 30, 2018
Analysis of Group statement of financial position by segment
Analysis of Group statement of financial position by segment

C      BALANCE SHEET NOTES

C1     Analysis of Group statement of financial position by segment

To explain the assets, liabilities and capital of the Group’s businesses more comprehensively, it is appropriate to provide analyses of the Group’s statement of financial position by operating segment and type of business.

								31-Dec
	30 Jun 2018 £m							2017 £m
						Elimin-
					Unallo-	ation
					cated	of intra-
					to a segment	group
					(central	debtors
				UK and	opera-	and	Group	Group
		Asia	US	Europe	tions)	creditors	Total	Total
By operating segment	Note	C2.1	C2.2	C2.3	note (v)
Assets
Goodwill	C5(a)	306	—	1,314	—	—	1,620	1,482
Deferred acquisition costs and other intangible assets	C5(b)	2,614	8,503	199	43	—	11,359	11,011
Property, plant and equipmentnote (i)		123	237	588	3	—	951	789
Reinsurers' share of insurance contract liabilitiesnote (ii)		2,258	6,436	2,104	3	(1,181)	9,620	9,673
Deferred tax assets	C7	112	2,144	130	49	—	2,435	2,627
Current tax recoverable		23	298	255	115	(65)	626	613
Accrued investment income		611	460	1,471	32	—	2,574	2,676
Other debtorsnote (iii)		2,429	242	3,580	1,722	(4,454)	3,519	2,963
Investment properties		5	5	17,595	—	—	17,605	16,497
Investment in joint ventures and associates accounted for using the equity method		867	—	687	—	—	1,554	1,416
Loans	C3.3	1,337	9,815	5,664	106	—	16,922	17,042
Equity securities and portfolio holdings in unit trusts		30,926	135,837	62,832	112	—	229,707	223,391
Debt securities	C3.2	42,256	36,115	79,744	2,190	—	160,305	171,374
Derivative assets		191	816	2,305	116	—	3,428	4,801
Other investments		—	901	5,158	—	—	6,059	5,622
Deposits		1,203	17	11,020	172	—	12,412	11,236
Assets held for sale*		—	—	12,024	—	—	12,024	38
Cash and cash equivalents		2,177	1,174	3,420	1,679	—	8,450	10,690
Total assets		87,438	203,000	210,090	6,342	(5,700)	501,170	493,941

Total equity		5,741	5,100	8,046	(2,997)	—	15,890	16,094
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	C4.1(a)	66,821	185,150	154,655	37	(1,181)	405,482	411,243
Unallocated surplus of with-profits funds	C4.1(a)	3,766	—	13,517	—	—	17,283	16,951
Core structural borrowings of shareholder-financed operations	C6.1	—	189	—	6,178	—	6,367	6,280
Operational borrowings attributable to shareholder-financed operations	C6.2(a)	17	262	130	1,209	—	1,618	1,791
Borrowings attributable to with-profits operations	C6.2(b)	32	—	3,557	—	—	3,589	3,716
Obligations under funding, securities lending and sale and repurchase agreements		—	5,612	1,516	—	—	7,128	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		3,550	—	5,781	27	—	9,358	8,889
Deferred tax liabilities	C7	1,174	1,653	1,602	14	—	4,443	4,715
Current tax liabilities		155	22	194	109	(65)	415	537
Accruals, deferred income and other liabilitiesnote (iv)		5,920	4,914	6,349	822	(4,454)	13,551	14,185
Provisions		175	19	684	42	—	920	1,123
Derivative liabilities		87	79	2,082	901	—	3,149	2,755
Liabilities held for sale		—	—	11,977	—	—	11,977	—
Total liabilities		81,697	197,900	202,044	9,339	(5,700)	485,280	477,847
Total equity and liabilities		87,438	203,000	210,090	6,342	(5,700)	501,170	493,941

*  Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).

Notes

(i)

£605 million (31 December 2017: £492 million) of the property, plant and equipment of £951 million (31 December 2017: £789 million) was held by the Group’s with-profits operations, primarily by the consolidated subsidiaries for venture funds and other investment purposes of the PAC with-profits fund. The Group made additions to property, plant and equipment of £167 million during the period (31 December 2017: £134 million).

(ii)

Reinsurers’ share of contract liabilities relate primarily to the reinsurance ceded in respect of the acquired REALIC business by the Group’s US insurance operations and the reinsurance of part of the UK Shareholder-backed annuity portfolio as described in note D1.

(iii)	Within other debtors are premiums receivable of £595 million (31 December 2017: £547 million) of which 89 per cent are due within one year. The remaining 11 per cent is due after one year.
(iv)

Within ‘Accruals, deferred income and other liabilities’ of £13,551 million (31 December 2017: £14,185 million) is an amount of £8,435 million (31 December 2017: £9,305 million) that is due within one year.

(v)	Unallocated to a segment includes central operations, Prudential Capital and Africa operations as per note B1.3.